Share-based compensation	12 Months Ended
Dec. 31, 2023
Share-based compensation
Share-based compensation

19. Share-based compensation

Share-based awards granted to the employees as compensation consist of RSUs with service-based and/or performance-based (which in turn may include performance-based and/or market-based) conditions and are measured based on the grant date fair value of the award. Share-based awards that do not require future service are expensed immediately. Share-based awards with service-based and performance-based conditions are expensed over the relevant service period to the extent the performance conditions are met or deemed probable. Share-based awards with service-based and market-based conditions are expensed over the relevant service period regardless of whether the market condition is met.

LTIP

In 2016, the Company’s shareholders approved the LTIP, which was amended and extended by shareholder approval on May 13, 2020. The LTIP creates alignment between participants in the LTIP and public shareholders and creates a long-term retention vehicle. All of the Group’s employees may be granted awards under the LTIP, and the Group typically makes an initial grant to each new employee and periodic grants thereafter.

The LTIP is administered by the compensation committee of the Board (the “Compensation Committee”). The Compensation Committee has discretion to select plan participants, determine the type and the number of awards and set the performance targets or adjust them in certain circumstances; provided that, in the period from 2016 to 2030, awards may not be granted under the LTIP if such grant (together with any other grant made at the same time) would cause the number of ordinary shares that have been issued or could be issued under the LTIP or any other equity-based plan adopted by the Group to exceed 10% of the Company’s issued ordinary share capital at the proposed date of grant. The settlement of awards granted under the LTIP through shares purchased on the open market is treated as an issuance of ordinary shares for the purposes of the above limit for so long as institutional shareholder guidelines recommend this. If awards are satisfied through a transfer of existing ordinary shares, the percentage limit stated above will not apply.

Awards under the LTIP are granted in the form of RSUs, which are treated as phantom awards for tax and legal purposes. RSUs are subject to satisfaction of service-based conditions, requiring that the participant remains employed by the Group through the date of vesting, and may also require satisfaction of performance-based conditions determined by the Compensation Committee at the time of grant and including total shareholder return over different measuring periods. RSUs granted prior to January 1, 2021 included both service-based and performance-based conditions. RSUs granted on and after January 1, 2021 have continued to have service-based conditions, while at least 50% of RSUs granted to the Company’s senior management must also have a performance-based condition. RSUs generally vest in full on the third anniversary of the grant date, and each performance-based condition (as applicable) is measured over the three individual financial years beginning with the financial year in which the relevant RSUs were granted as well as over the entire three financial years as a whole.

In the event of a participant’s termination of employment for any reason prior to vesting, other than death, disability or retirement, all outstanding RSUs will be forfeited. In the event of the participant’s death, disability, retirement or, in certain circumstances, at the discretion of the Compensation Committee (e.g., good leavers), outstanding RSUs will continue to be eligible to vest at the end of the service period and, if applicable, the performance period and may be prorated (other than in the case of retirement) based on the number of full months the participant was employed during the service and, if applicable, performance period. In special circumstances, the Compensation Committee has the discretion to accelerate vesting of awards or alter proration or performance targets for outstanding awards.

Certain awards granted under the LTIP are subject to clawback provisions in accordance with applicable law and pursuant to, and in accordance with, the Company’s clawback policy for incentive-based executive compensation (the “Clawback Policy”), effective October 2, 2023, which is intended to meet the scope of the SEC Rule 10D-1 and the associated NYSE listing exchange rules. Awards granted under the LTIP are also subject to clawback at the discretion of the Compensation Committee in accordance with the terms of the LTIP for up to five years from the vesting date in the following circumstances: (i) a material financial misstatement or miscalculation of the Group’s audited financial statements; (ii) the assessment of any performance-based condition on vesting which was based on error, misleading information or inaccurate assumptions; or (iii) the gross misconduct of a participant.

During the period since the LTIP’s inception through December 31, 2023, the Group has issued RSUs in respect of approximately 3.7% of the Company’s issued and outstanding ordinary share capital and, at December 31, 2023, there was a total of approximately 8.2 million RSUs issued under the LTIP since its inception. RSUs may be satisfied with newly issued ordinary shares, a transfer of treasury shares or ordinary shares purchased on the open market. In connection with the vesting of RSUs during the year ended December 31, 2023, we purchased 261,000 ordinary shares on the open market. At December 31, 2023, approximately 14.4 million ordinary shares remained available for future grants under the LTIP through 2030.

The table below sets forth the grant, vesting and forfeiture of RSUs for the year ended December 31, 2023 and the number of unvested RSUs at the beginning and end of the relevant period.

	Number of	Weighted average
	ordinary	grant date fair value
(Ordinary shares in thousands)	shares	per ordinary share
Unvested RSUs at December 31, 2022	4,707	$7.15
Granted(1)	1,727	6.89
Vested(2)	(1,654)	4.15
Forfeited	(108)	8.43
Unvested RSUs at December 31, 2023	4,672	$8.09
1.	The aggregate grant date fair value of RSUs granted during the years ended December 31, 2023, 2022 and 2021 was $11.9 million, $12.2 million and $16.6 million, respectively. The associated weighted average grant date fair value per ordinary share for RSUs granted during the years ended December 31, 2023, 2022 and 2021 was $6.89, $8.90 and $8.74, respectively.
2.	The aggregate fair value of RSUs that vested during the years ended December 31, 2023, 2022 and 2021 was $6.9 million, $9.9 million and $2.5 million, respectively.

The Group used the Monte-Carlo model to estimate the fair value of RSUs granted during the years ended December 31, 2023, 2022 and 2021. If applicable, the Group would adjust the grant date fair value of RSUs for material nonpublic information existing at the grant date that could affect the fair value of RSUs, consistent with ASC 718 and the SEC staff guidance in SAB 120. The weighted average remaining contractual term of the unvested RSUs was 1.3 years at each of December 31, 2023 and 2022. The compensation cost related to the unvested RSUs not yet recognized was $15.4 million, $16.5 million and $18.8 million at December 31, 2023, 2022 and 2021, respectively.

The table below sets forth the key assumptions used for valuing RSUs granted during the periods indicated.

	2023	2022	2021
Dividend yield	0.72%	0.72%	0.48%
Expected volatility	46.70%	52.90%	54.70%
Risk-free interest rate	3.67%	2.65%	0.34%
Expected term (years)	3.00	3.00	3.00
Weighted average fair value per ordinary share ($)	6.89	8.90	8.74
Weighted average price per ordinary share ($)	7.19	9.37	9.10

The expected volatility reflects the assumption that the historical volatility over a period similar to the life of RSUs is indicative of future trends, which may not necessarily be the actual outcome.

Deferred Compensation Plan

In 2021, the Group established the Deferred Compensation Plan, under which a specified group of employees can elect to defer a portion of their compensation until future years. Participants may elect to defer base salary, bonuses, payments under the “phantom carry pools” program and RSUs granted under the LTIP. The deferral period is a minimum of three years (five years following grant in the case of RSUs granted under the LTIP), and deferral distributions may be elected to be received in a lump sum or in annual installments. During the deferral period, the participant elects for their deferral account to be notionally invested in various mutual funds or the Company’s ordinary shares. In addition, the Company may in its sole discretion make a matching contribution to the participant’s deferral account to the extent cash deferrals are notionally invested in the Company’s ordinary shares. The Company’s matching contribution is accounted for as share-based compensation and vests after a two-year service period. Distributions from the Deferred Compensation Plan will be made in accordance with the timing and form selected by the individual participant when the deferral is first elected. The Deferred Compensation Plan is administered and maintained by an independent third party.

For the years ended December 31, 2023 and 2022, the Group granted 77,281 unvested ordinary shares at a weighted average grant date fair value of $13.14 per ordinary share and 146,455 unvested ordinary shares at a weighted average grant date fair value of $9.31 per ordinary share, respectively. The weighted average remaining contractual term of unvested ordinary shares under the Deferred Compensation Plan was 0.8 years and 1.3 years at December 31, 2023 and 2022, respectively. The compensation cost related to unvested ordinary shares under the Deferred Compensation Plan not yet recognized was $1.0 million and $0.9 million at December 31, 2023 and 2022, respectively. From time to time, we may purchase mutual fund investments or the Company’s ordinary shares to minimize our exposure resulting from the elections of the participants in the Deferred Compensation Plan.

The outstanding deferred compensation liability to participants was $19.4 million and $9.1 million at December 31, 2023 and 2022, respectively. The outstanding deferred compensation liability includes amounts notionally invested in the Company’s ordinary shares from both employee deferrals and matching contributions by the Company.